Geographic areas - Significant Customers (FY) (Details) - Customer concentration risk	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	14.00%	14.00%	15.00%	22.00%
Revenue | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	13.00%	12.00%	13.00%	17.00%
Revenue | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage			11.00%	12.00%	10.00%
Accounts Receivable | Two Customers
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%		10.00%
Accounts Receivable | Three customers
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%			10.00%